Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS VII, INC.
BlackRock Sustainable U.S. Value Equity Fund
(the “Fund”)
Supplement dated October 23, 2024 to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund,
each dated August 28, 2024, as supplemented
The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.
Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
The last paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Sustainable U.S. Value Equity Fund — Principal Investment Strategies of the Fund” and the last paragraph in the sections of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Sustainable U.S. Value Equity Fund — Principal Investment Strategies of the Fund” and “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety.
The section of each Summary Prospectus entitled “Key Facts About BlackRock Sustainable U.S. Value Equity Fund — Principal Risks of Investing in the Fund” and the sections of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Sustainable U.S. Value Equity Fund — Principal Risks of Investing in the Fund,” and “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund” are amended to delete “Non‑Diversification Risk.”

BlackRock Sustainable U.S. Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS VII, INC.
BlackRock Sustainable U.S. Value Equity Fund
(the “Fund”)
Supplement dated October 23, 2024 to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund,
each dated August 28, 2024, as supplemented
The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.
Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
The last paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Sustainable U.S. Value Equity Fund — Principal Investment Strategies of the Fund” and the last paragraph in the sections of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Sustainable U.S. Value Equity Fund — Principal Investment Strategies of the Fund” and “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety.
The section of each Summary Prospectus entitled “Key Facts About BlackRock Sustainable U.S. Value Equity Fund — Principal Risks of Investing in the Fund” and the sections of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Sustainable U.S. Value Equity Fund — Principal Risks of Investing in the Fund,” and “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund” are amended to delete “Non‑Diversification Risk.”